Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fixed Assets [Abstract]
Schedule of Fixed Assets	The Company’s fixed assets include the following on March 31, 2024:
	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(342,303)	$36,177
Lab Equipment	2,711,525	(949,414)	1,762,111
Office Furniture	56,656	(15,282)	41,374
Other Fixed Assets	148,605	(25,632)	122,973
Leasehold Improvements	120,440	(61,315)	59,125
Total Fixed Assets	$3,415,706	$(1,393,946)	$2,021,760
The Company’s fixed assets include the following on December 31, 2023
	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(320,473)	$58,007
Lab Equipment	2,585,077	(859,612)	1,725,465
Office Furniture	56,656	(13,866)	42,790
Other Fixed Assets	8,605	(2,084)	6,521
Leasehold Improvements	120,440	(54,980)	65,460
Total Fixed Assets	$3,149,258	$(1,251,015)	$1,898,243

The Company’s fixed assets include the following on December 31, 2023:
	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(320,473)	$58,007
Lab Equipment	2,585,077	(859,612)	1,725,465
Office Furniture	56,656	(13,866)	42,790
Other Fixed Assets	8,605	(2,084)	6,521
Leasehold Improvements	120,440	(54,980)	65,460
Total Fixed Assets	$3,149,258	$(1,251,015)	$1,898,243
The Company’s fixed assets include the following on December 31, 2022:
	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863

Schedule of Fixed Asset Activity	Fixed asset activity for the three months ended March 31, 2024 consisted of the following:
For the three months ended March 31, 2024
As of December 31, 2023	3,149,258
Brain Scientific Asset Purchase	266,448
Additions	-
As of March 31, 2024	$3,415,706